SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Total Revenue	$ 1,896,992	$ 1,453,905	$ 5,418,600	$ 2,877,502
CANADA
IfrsStatementLineItems [Line Items]
Total Revenue	1,296,163	1,055,168	3,573,820	1,811,280
UNITED STATES
IfrsStatementLineItems [Line Items]
Total Revenue	600,401	390,623	1,800,513	1,042,183
International [Member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 428	$ 8,114	$ 44,267	$ 24,039